Notes Payable (Details 1) (USD $)	Mar. 31, 2014
Related Party
Extinguishment of Debt [Line Items]
2014
2015
2016
2017	2,247,037
Total	2,247,037
Other
Extinguishment of Debt [Line Items]
2014	328,338
2015
2016
2017	151,450
Total	$ 479,788